Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.26%
Alabama–2.47%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$ 4,200	$ 3,896,394
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	14,913,922
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	4,986,193
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(c)	5.50%	01/01/2043	900	522,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	27,000	28,066,524
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 A, RB(a)	4.00%	04/01/2024	5,370	5,363,738
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	7,500	7,303,929
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,770,202
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(e)	2.60%	07/01/2025	5,000	5,000,000
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	5,000	4,550,796
				80,373,698
Alaska–0.29%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(f)	5.50%	10/01/2042	9,000	9,451,193
Arizona–1.97%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	4,500	4,194,842
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.50%	07/01/2036	5,840	5,896,851
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2048	3,150	3,166,435
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,280,185
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,067,194
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,285,996
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	1,942,178
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(d)	5.00%	07/01/2036	2,500	2,467,776
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	1,095	1,107,058
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,982,637
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,006,294
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	5,000	4,467,984
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	7,280	8,080,414
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,307,817
				64,253,661
Arkansas–0.56%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,772,361
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	4,858,219
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,008,675
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,564,395
				18,203,650
California–9.58%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(g)	5.00%	10/01/2029	5,000	5,671,817
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	40	31,684
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2050	$ 4,400	$ 4,387,038
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,106,533
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,769,113
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,188,670
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,204,387
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,351,132
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	355,033
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	10,000	1,647,059
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	1,850,376
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(h)	0.00%	06/01/2046	20,000	4,977,750
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,055,980
California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	3,506	3,451,945
Series 2019 A-2, RB	4.00%	03/20/2033	9,551	9,500,965
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,489	3,375,512
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	275	275,381
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	12,550	12,669,412
California (State of) Pollution Control Financing Authority;
Series 2012, RB(b)(d)	5.00%	07/01/2030	3,160	3,162,307
Series 2012, RB(b)(d)	5.00%	11/21/2045	6,705	6,660,674
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	11/21/2045	5,250	5,296,601
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,516,504
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.50%	06/01/2042	2,000	1,999,854
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(d)	5.00%	06/01/2046	3,000	2,760,578
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(d)	5.00%	12/01/2041	6,475	6,480,818
Series 2016 A, RB(d)	5.25%	12/01/2056	6,150	5,971,726
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(i)	5.25%	10/01/2024	60	60,107
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(d)(h)	0.00%	06/01/2055	45,000	2,721,524
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2029	1,585	1,320,047
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(g)(h)	0.00%	08/01/2025	3,270	2,161,021
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	1,000	492,468
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	3,743,325
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	2,993,113
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	47,350	4,940,977
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(i)	5.00%	08/01/2026	2,000	2,125,511
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2034	1,500	1,006,177
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(h)	0.00%	06/01/2036	25,000	11,075,797
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,565
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	10,387,239
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	12,206,714
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,705,260
Series 2022 G, RB(b)	5.25%	05/15/2047	4,500	4,771,926
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,652,616
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,606,301
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(h)(i)	0.00%	08/01/2035	$ 3,260	$ 2,141,024
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	4,800	4,713,471
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	5,000	6,148,961
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2037	1,170	674,419
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2038	4,770	2,572,081
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	5,010	2,552,585
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2040	5,260	2,536,030
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2041	5,520	2,516,956
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	985,134
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	10,038,616
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(i)	5.00%	07/01/2051	3,035	3,243,557
Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,491,488
San Diego Unified School District (Election of 2018); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,824,095
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,875,520
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,263,688
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,045,143
San Mateo Foster City School District; Series 2010, GO Bonds(j)	6.63%	08/01/2042	4,915	5,076,315
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	10,796,916
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,799,056
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,345	4,412,364
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,147,181
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,013,808
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2027	7,865	6,950,551
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2024	3,570	3,492,540
				312,306,036
Colorado–2.56%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	872,554
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2049	1,600	1,453,116
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2037	3,500	3,327,450
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,130,462
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,188,121
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(a)(g)	5.00%	06/01/2027	3,500	3,736,381
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,221,042
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	16,051,340
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,486,100
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,237,306
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,539,151
Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	897,293
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	2,828,781
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,449,180
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,878,965
				83,297,242
Connecticut–0.59%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2034	2,000	2,200,872
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,829,916
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,707,810
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(d)	5.00%	09/01/2046	3,990	3,215,264
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	$ 1,000	$ 981,753
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,705,026
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2044	3,850	3,549,506
				19,190,147
District of Columbia–3.17%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(i)	5.00%	02/01/2031	945	945,852
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,547,217
Series 2022 A, RB	5.00%	07/01/2047	11,675	12,673,231
Series 2023 A, RB	5.25%	05/01/2048	7,255	8,044,090
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	1,180	1,261,361
Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	7,125	7,616,270
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,804,304
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(h)	0.00%	06/15/2046	25,000	6,085,775
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,787,036
Metropolitan Washington Airports Authority; Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,378,046
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(h)(i)	0.00%	10/01/2037	17,565	9,273,881
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,392,395
Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,914,905
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,499,469
				103,223,832
Florida–7.12%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	19,198,615
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,989,810
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,992,450
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	14,284,450
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	2,000	1,626,693
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	2,500	1,774,210
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB(c)(d)	7.25%	05/15/2026	746	23,862
Series 2014 A, RB(c)(d)	7.75%	05/15/2035	1,864	59,656
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	7,605	7,656,947
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,056,849
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2021, Ref. RB(a)(b)(d)	7.50%	08/15/2024	5,000	4,967,778
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(b)(d)	7.38%	01/01/2049	10,000	10,043,665
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	2,935	2,948,939
Series 2020 C, Ref. RB(d)	5.00%	09/15/2050	2,200	1,795,555
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,133,869
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,385,135
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,886,218)(c)(k)	6.00%	04/01/2038	6,000	1,740,000
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,805	3,705,045
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,565,775
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,584,637
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,272,208
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,850,403
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,014,362
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,049,421
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	$ 6,000	$ 6,071,416
Series 2019 B, RB	4.00%	10/01/2049	15,000	14,325,088
Series 2021, RB	4.00%	10/01/2051	5,000	4,742,791
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(i)	4.00%	10/01/2045	28,000	26,161,663
Subseries 2021 A-2, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	11,290	10,555,697
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(i)	5.00%	07/01/2035	3,350	3,352,714
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,815,836
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,240,381
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,050,146
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	1,974,373
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	12,376,782
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,010,344
Reunion East Community Development District; Series 2005, RB(c)(l)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,347,975
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	412,168
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	387,139
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	371,321
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	586,422
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	608,269
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	422,618
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(i)	6.00%	10/01/2029	3,000	3,525,618
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	5.25%	05/01/2054	1,000	996,934
				232,056,031
Georgia–1.91%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,669,035
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,669,012
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,599,460
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(d)	5.88%	06/15/2047	1,680	1,682,552
Series 2017 A, RB(d)	6.00%	06/15/2052	1,530	1,534,292
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,042,004
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,212,214
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,270,964
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,244,439
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(d)	5.00%	11/01/2037	5,250	4,754,627
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(d)	4.00%	01/01/2038	7,210	6,603,689
				62,282,288
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,012,394
Hawaii–0.27%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	4,500	3,584,791
Hawaii (State of) Department of Transportation (Airports Division); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,043,118
				8,627,909
Illinois–9.13%
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	346	345,270
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	$ 3,300	$ 3,323,786
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,507,379
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,010,724
Series 2014, RB	5.00%	11/01/2044	1,905	1,910,571
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,462,764
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,009,839
Series 2017 A, RB (INS - AGM)(i)	5.25%	01/01/2042	2,000	2,072,940
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,850,306
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,811,008
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	2,209	2,209,783
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,180	1,180,550
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(l)	7.46%	02/15/2026	280	204,173
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,558,246
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,849,407
Series 2022 A, RB(b)(f)(m)	5.25%	01/01/2053	15,000	15,602,549
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,120,161
Chicago (City of), IL Board of Education;
Series 2017, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,060,118
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,000,000
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,858,209
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,870,079
Series 2023, RB	5.75%	04/01/2048	5,000	5,368,897
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	6,021,345
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 C, GO Bonds	5.00%	12/01/2028	4,000	4,057,068
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)(b)(g)	5.50%	02/06/2024	5,000	5,011,941
Series 2014 A, Ref. RB(b)	5.00%	01/01/2041	10,225	10,225,351
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,235,384
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	525	492,229
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,650,758
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,710,621
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,255,573
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,326,999
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,937,596
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,933,181
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,832,568
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,468,427
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,270,869
Illinois (State of) Finance Authority;
Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,182,770
Series 2023, RB(a)(b)(d)	7.25%	09/03/2030	5,000	5,174,800
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,865	1,888,240
Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,290	1,306,075
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,116,401
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	1,914,768
Illinois (State of) Finance Authority (Northshore Edward); Series 2022 F, Ref. VRD RB(e)	2.06%	08/15/2057	15,000	15,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	784	426,664
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(g)	5.00%	05/15/2025	1,050	1,078,130
Series 2015, Ref. RB(a)(g)	5.25%	05/15/2025	2,355	2,426,360
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,461,736
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,031,657
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	$ 6,750	$ 6,776,895
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB(f)	5.00%	10/01/2040	10,000	10,177,555
Illinois (State of) Housing Development Authority (Social Bonds); Series 2022 D, VRD RB (CEP - GNMA)(e)	3.27%	04/01/2045	10,110	10,110,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,020,855
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2031	2,630	2,649,541
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2032	2,395	2,403,784
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(f)	5.00%	01/01/2038	8,000	8,000,440
Series 2014 B, RB	5.00%	01/01/2037	14,190	14,198,626
Series 2021 A, RB	4.00%	01/01/2046	11,355	10,862,531
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(l)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB(g)	5.00%	06/01/2026	8,000	8,387,130
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,255,028
				297,631,655
Indiana–0.76%
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(i)	5.00%	10/01/2046	15,000	15,308,004
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,616,924
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,749,794
Series 2016, RB	5.00%	07/01/2041	1,500	1,532,109
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(b)	6.75%	01/01/2034	1,500	1,502,355
				24,709,186
Iowa–0.61%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,779,029
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	5.00%	12/01/2042	10,215	10,222,277
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	994,140
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	1,601,668
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,380	2,313,205
				19,910,319
Kansas–0.16%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,382,914
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 06/24/2016-05/30/2019; Cost $7,075,417)(c)(k)	5.38%	12/01/2046	6,960	1,531,200
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,261,500
Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,183,889
				5,359,503
Kentucky–2.31%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	454,202
Series 2019, Ref. RB	4.00%	02/01/2036	380	367,159
Series 2019, Ref. RB	4.00%	02/01/2037	375	357,516
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,066,203
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,047,558
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,034,404
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2045	15,300	15,794,473
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	$ 1,700	$ 1,712,748
Series 2015 A, RB	5.00%	07/01/2040	12,705	12,746,042
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,176,597
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,934,142
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	11,573,260
Kentucky (Commonwealth of) Public Energy Authority; Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	5,903,964
				75,168,268
Louisiana–1.50%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(i)	4.00%	12/01/2038	6,000	6,036,823
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(g)	5.50%	05/15/2026	1,010	1,069,506
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,476,421
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(g)	5.00%	06/01/2024	605	610,262
Series 2015, RB(a)(g)	5.00%	12/01/2025	3,000	3,114,830
Series 2015, RB(a)(g)	5.00%	12/01/2025	5,500	5,710,522
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(i)	5.00%	10/01/2048	5,000	5,139,083
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(a)	2.13%	07/01/2024	4,000	3,931,130
Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,800,982
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	6,925	6,978,751
				48,868,310
Maryland–1.48%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,000	9,739,296
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,767,354
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,645,664
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(d)	5.13%	07/01/2037	1,265	1,218,816
Series 2017 A, RB(d)	5.25%	07/01/2047	4,295	3,957,122
Series 2017 A, RB(d)	5.38%	07/01/2052	1,530	1,407,786
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,062,297
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,117,639
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,893,377
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,542,681
Rib Floater Trust; Series 2022-024, VRD RB (LOC - Barclays Bank PLC)(d)(e)(n)	3.65%	11/15/2049	5,000	5,000,000
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	2,997,640
				48,349,672
Massachusetts–1.71%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	13,000	9,569,495
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	3,916,404
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,077,056
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,211,543
Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,078,795
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,046,725
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,010,759
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,952,969
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	$ 1,000	$ 830,092
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,411,675
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,040,130
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,004,020
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	9,732,095
				55,881,758
Michigan–1.98%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,105,975
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,114,292
Series 2020, RB	5.00%	05/15/2055	2,520	1,966,395
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	14,858,904
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,906,049
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,162,216
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,054,593
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,622,643
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,361,077
Series 2014 D-1, Ref. RB (INS - AGM)(i)	5.00%	07/01/2037	2,000	2,005,356
Series 2014 D-2, Ref. RB (INS - AGM)(i)	5.00%	07/01/2027	4,000	4,028,141
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,362,994
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,011,487
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,608,048
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 B, RB(a)(b)(g)	5.00%	12/01/2023	1,500	1,500,000
Series 2012 B, RB(a)(b)(g)	5.00%	12/01/2023	1,500	1,500,000
Series 2012 D, Ref. RB(a)(b)(g)	5.00%	12/01/2023	2,500	2,500,000
				64,668,170
Minnesota–0.27%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,741,981
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	1,984,756
				8,726,737
Mississippi–0.13%
West Rankin Utility Authority; Series 2018, RB(a)(g)	5.00%	01/01/2028	4,050	4,388,639
Missouri–1.93%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(i)	5.00%	03/01/2049	11,975	12,159,590
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	10,349,748
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,150	995,475
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(d)	5.00%	02/01/2040	1,500	1,193,764
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,321,307
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,138,255
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(e)(n)	3.45%	08/01/2038	1,120	1,120,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	3,678,147
Series 2019 A, RB	5.00%	02/01/2042	3,000	2,838,763
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,145,462
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	$ 15,540	$ 15,766,750
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,749,949
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,477,465
				62,934,675
Montana–0.06%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,087,417
Nebraska–0.72%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,696,609
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,870,144
Series 2021 A, RB (INS - AGM)(i)	4.00%	02/01/2051	5,000	4,870,145
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,162,364
				23,599,262
Nevada–0.08%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,704,919
New Hampshire–0.56%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	10,842	10,441,335
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(d)	3.75%	07/02/2040	1,205	893,666
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	740	539,364
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,618	6,279,636
				18,154,001
New Jersey–5.57%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(i)	5.75%	11/01/2028	6,000	6,417,677
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(g)	5.00%	12/01/2024	915	919,651
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,780,479
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	10,000	10,706,749
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,750,691
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - AMBAC)(i)	5.50%	09/01/2024	3,885	3,944,280
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,867,212
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	620	607,289
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,273,737
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,164
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,168,367
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(h)(i)	0.00%	12/15/2026	10,000	9,054,852
Series 2006 C, RB (INS - NATL)(h)(i)	0.00%	12/15/2031	7,410	5,589,284
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,001,040
Series 2014, RB	5.00%	06/15/2032	3,000	3,249,783
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,543,213
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,451,493
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,438,183
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,528,564
Series 2018 A, RN(f)(m)	5.00%	06/15/2030	5,000	5,210,246
Series 2018 A, RN(f)(m)	5.00%	06/15/2031	7,500	7,808,867
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2019 BB, RB	5.00%	06/15/2044	$ 5,000	$ 5,186,019
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,436,936
Series 2020 AA, RB	4.00%	06/15/2050	11,760	10,923,285
Series 2022, RB	5.50%	06/15/2050	5,000	5,430,898
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,159,039
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,755,610
Series 2021 A, RB	4.00%	01/01/2051	10,000	9,711,007
Series 2022 B, RB	5.25%	01/01/2052	12,000	13,110,203
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,059,845
				181,585,663
New Mexico–0.03%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	996,699
New York–11.52%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	2,901,889
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,407,562
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,875,334
Metropolitan Transportation Authority; Series 2013 A, RB(a)(g)	5.00%	01/08/2024	3,025	3,029,257
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,316,188
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,726,405
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2045	10,000	9,518,487
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,111,242
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,138,796
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,623,186
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	4,268,002
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,582,955
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,297,047
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,618,248
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,824,635
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,604,695
Series 2022 A, GO Bonds	5.25%	09/01/2043	7,500	8,346,228
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,946,382
New York (City of), NY Municipal Water Finance Authority;
Series 2023 CC, VRD RB(e)	2.10%	06/15/2053	500	500,000
Series 2024 AA-1, RB	5.25%	06/15/2053	5,000	5,525,992
New York (City of), NY Transitional Finance Authority;
Series 2013 A-1, RB	5.00%	11/01/2042	12,625	12,628,187
Series 2019, RB	4.00%	11/01/2042	10,000	9,900,042
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,796,758
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,512,304
Subseries 2010 A-4, VRD RB(e)	2.10%	08/01/2039	15,000	15,000,000
Subseries 2013, RB	5.00%	11/01/2038	5,465	5,467,506
New York (State of) Dormitory Authority; Series 2014 C, RB	5.00%	03/15/2040	12,030	12,050,066
New York (State of) Dormitory Authority (Bidding Group 3); Series 2021 E, Ref. RB	4.00%	03/15/2040	10,855	10,892,143
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,927,145
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,817,868
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,215,389
New York City Housing Development Corp.; Series 2021, VRD RB (CEP - Federal Housing Administration)(e)	3.25%	11/01/2060	10,000	10,000,000
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,219,359
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,214,234
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	10,905	10,628,348
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	$ 10,045	$ 9,784,828
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,737,972
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2023, RB(b)	6.00%	06/30/2054	6,020	6,399,049
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,222,245
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	13,200	13,200,504
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,054,918
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,243,642
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,815,354
Series 2023, RB(b)	6.00%	04/01/2035	10,000	10,824,360
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,093,114
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,342,169
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,828,624
Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,214,466
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	860	873,142
Series 2005 A, RB(d)(h)	0.00%	08/15/2045	54,565	15,517,844
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,369,277
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,419,801
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,337,926
				375,711,114
North Carolina–0.44%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(b)	5.00%	06/30/2054	5,475	5,483,946
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	1,855	1,758,003
Series 2020, RB	5.00%	10/01/2040	1,050	940,662
Series 2020, RB	5.00%	10/01/2045	1,000	857,421
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(i)	5.00%	01/01/2038	5,000	5,247,609
				14,287,641
North Dakota–0.32%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,406,425
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	9,115,558
				10,521,983
Ohio–3.75%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,023,590
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,142,479
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	22,915	20,246,360
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	2,207,138
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,668,160
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,126,353
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB(d)	5.75%	01/01/2024	135	134,914
Series 2014 A, Ref. RB(d)	6.50%	01/01/2034	2,450	2,450,141
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(h)(i)	0.00%	11/15/2025	2,895	2,702,157
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,965,428
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,084,006
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,099,373
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	10,000	10,884,136
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	$ 6,505	$ 5,809,409
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,475,527
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	12,066,124
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,273,353
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,322,016
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,115,351
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,030,973
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,488
Ohio (State of) Water Development Authority Water Pollution Control Loan Fund (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,506,318
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,918,990
				122,098,784
Oklahoma–1.01%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,181,285
Series 2018 B, RB	5.50%	08/15/2052	6,000	5,809,708
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(c)	5.00%	08/01/2052	2,000	2,000
Series 2017, RB(c)	5.25%	08/01/2057	2,610	2,610
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	2,950	2,913,054
Series 2023, RB	4.13%	04/01/2053	3,700	3,550,797
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,501,344
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	4,976,611
				32,937,409
Oregon–0.66%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	908,493
Series 2018 A, RB	5.00%	05/15/2052	500	408,271
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	927,750
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,108,768
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,101,847
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,516,331
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,398,118
Portland (Port of), OR (Portland International Airport);
Series 2017 24 B, RB(b)	5.00%	07/01/2047	3,000	3,037,165
Series 2019 25 B, RB(b)	5.00%	07/01/2049	5,000	5,093,854
				21,500,597
Pennsylvania–3.24%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,329,811
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,908,548
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,302,996
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,395,244
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB(j)	5.13%	12/01/2040	$ 5,500	$ 5,573,817
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,332,179
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,597,746
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,113,884
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,116,720
Series 2021 A, RB	4.00%	12/01/2046	1,000	968,597
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	8,045,597
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,627,862
Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,594,544
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,364,720
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,508,758
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,439,998
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2026	2,360	2,456,894
				105,677,915
Puerto Rico–1.29%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,560	5,574,051
Series 2002, RB	5.63%	05/15/2043	1,250	1,264,192
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	14,565,252
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	2,700	2,677,378
Series 2012 A, RB(c)	5.00%	07/01/2042	5,525	1,395,063
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,391,808
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,541,798
Series 2018 A-1, RB(h)	0.00%	07/01/2046	31,000	9,147,880
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,374,359
				41,931,781
South Carolina–1.94%
Patriots Energy Group Financing Agency;
Series 2018 A, RB(a)(g)	4.00%	02/01/2024	5,000	5,005,709
Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,630,674
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	1,908,538
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,445,381
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,308,317
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(g)	5.00%	07/01/2025	10,000	10,201,914
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	12,425	12,424,329
Series 2021 B, RB	5.00%	12/01/2040	3,300	3,483,420
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,749,202
				63,157,484
Tennessee–1.12%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,187,226
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,136,226
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,000	10,124,171
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	937,184
Series 2014, RB	5.25%	12/01/2044	1,165	1,032,289
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	$ 5,000	$ 5,193,023
				36,610,119
Texas–11.60%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	5.00%	02/15/2045	15,000	15,443,364
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,001,056
Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	10,000	10,560,441
Board of Regents of the University of Texas System; Series 2019 B, RB	5.00%	08/15/2049	15,000	17,226,391
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,001,572
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	1,995,922
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,057,742
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,557,734
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,599,325
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB(a)(g)	5.00%	09/01/2024	1,250	1,251,370
Series 2014 A, Ref. RB(a)(g)	5.25%	09/01/2024	1,500	1,501,647
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,610,063
Forney Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,199,803
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	7,110	6,714,356
Grand Parkway Transportation Corp.;
Series 2020, Ref. RB	4.00%	10/01/2049	15,300	14,773,942
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	10,205	10,011,668
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(i)	5.25%	08/15/2031	6,665	7,779,586
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(e)(n)	3.33%	02/15/2042	100	100,000
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,778,859
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,717,245
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,496,918
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,867,039
Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	4,684,963
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2026	8,750	7,980,010
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2027	3,600	3,174,260
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,486,535
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,814,765
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,658,423
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,705	1,705,190
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,490,702
Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,804,239
Series 2023, Ref. RB (INS - AGM)(i)	5.25%	05/15/2053	10,000	10,804,927
Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	6,155	6,033,249
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,308,084
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $723,077)(c)(k)	5.13%	02/15/2042	722	7,225
Series 2016, Ref. RB (Acquired 05/08/2018; Cost $97,978)(c)(k)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(d)	4.63%	10/01/2031	4,320	4,196,808
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	11,358
Series 2021, RB	2.00%	11/15/2061	359	132,453
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,567,666
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	$ 880	$ 846,893
Series 2016 A, RB	5.38%	11/15/2036	865	746,554
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,001,195
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,609,344
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	2,663,399
Series 2020, RB	5.25%	10/01/2055	5,000	3,753,350
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(g)	5.00%	04/01/2024	3,000	3,014,008
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,799,822
Series 2016, RB	5.00%	01/01/2036	3,400	3,459,639
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2028	12,800	11,164,396
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2029	2,165	1,822,283
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2031	4,710	3,664,759
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,688,537
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(g)	6.75%	11/15/2024	210	216,589
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,544,735
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	392,289
Series 2016, RB	5.75%	09/15/2036	145	142,984
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	5,250	5,795,777
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2032	1,250	1,250,879
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2037	1,000	1,000,367
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,628,277
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(c)(k)	5.75%	02/15/2025	1,485	816,750
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(k)	5.75%	02/15/2029	1,500	825,000
Series 2017 A, RB(c)	6.38%	02/15/2048	1,000	550,000
Series 2017 A, RB(c)	6.38%	02/15/2052	5,000	2,750,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,145,941
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	458,578
Series 2020, Ref. RB	6.75%	11/15/2051	500	441,617
Series 2020, Ref. RB	6.88%	11/15/2055	500	444,758
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,331,594
Series 2019, RB(h)	0.00%	08/01/2046	3,180	992,741
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(h)(i)	0.00%	08/15/2027	970	860,216
Series 2002, RB(g)(h)	0.00%	08/15/2027	30	26,767
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	7,670	4,422,958
Series 2015 B, Ref. RB(h)	0.00%	08/15/2037	9,995	5,410,572
Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	11,270	10,848,146
Series 2022, RB	5.00%	10/15/2047	16,380	17,783,933
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,170,152
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(b)	5.00%	12/31/2045	10,400	10,445,619
Series 2016, RB(b)	5.00%	12/31/2050	4,095	4,104,592
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,918,024
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,289,807
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	$ 7,500	$ 7,526,839
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(i)	5.38%	11/15/2024	350	352,705
				378,237,155
Utah–0.32%
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,327,659
Virginia–0.36%
Ballston Quarter Community Development Authority; Series 2016 A, RB (Acquired 11/15/2017; Cost $2,439,053)(k)	5.50%	03/01/2046	2,400	1,697,882
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	553,988
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	777,116
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,851,180
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,882,242
				11,762,408
Washington–2.11%
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2048	5,000	5,394,184
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,354,603
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	1,500	1,613,187
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,987,574
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	20,000	20,244,326
Series 2018, RB(f)(m)	5.00%	07/01/2058	16,500	16,742,908
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	7,255	5,546,273
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(d)(g)	6.50%	07/01/2025	800	832,727
Series 2015 A, RB(a)(d)(g)	6.75%	07/01/2025	820	856,650
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,875	1,613,828
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(d)	5.00%	07/01/2048	2,000	1,423,376
Series 2018 A, Ref. RB(d)	5.00%	07/01/2053	1,500	1,035,418
				68,645,054
West Virginia–0.33%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,500	2,555,333
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(d)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(c)(d)	8.75%	02/01/2036	1,300	1,040,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,422,720
				10,842,553
Wisconsin–2.71%
Public Finance Authority (Cone Health); Series 2023 B, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(n)	2.10%	10/01/2055	5,000	5,000,000
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2055	11,870	2,583,110
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,690,615
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,443,484
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,019,640
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(d)	6.75%	08/01/2031	3,000	2,100,000
Series 2017, RB(d)	7.00%	12/01/2050	6,100	5,597,661
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2050	$ 2,500	$ 2,140,976
Series 2022 A, RB(d)	6.13%	02/01/2050	2,705	2,316,536
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,329,679
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,602,024
Series 2016, RB	5.00%	03/01/2041	6,000	6,083,243
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	5,250	3,228,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,054,847
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,008,011
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,044,416
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,334,775
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,982,181
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,970	1,910,245
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(d)	5.00%	03/01/2052	1,075	840,049
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	5.25%	12/01/2039	7,285	6,125,412
				88,435,654
TOTAL INVESTMENTS IN SECURITIES(o)–102.26% (Cost $3,368,974,353)				3,333,688,244
FLOATING RATE NOTE OBLIGATIONS–(2.41)%
Notes with interest and fee rates ranging from 3.82% to 4.07% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2030 to 07/01/2058(p)				(78,600,000)
OTHER ASSETS LESS LIABILITIES–0.15%				5,037,505
NET ASSETS–100.00%				$3,260,125,749
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $16,361,738, which represented less than 1% of the Fund’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $214,573,349, which represented 6.58% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Restricted security. The aggregate value of these securities at November 30, 2023 was $6,619,005, which represented less than 1% of the Fund’s Net Assets.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $31,475,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.81%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $113,935,967 are held by TOB Trusts and serve as collateral for the $78,600,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,333,319,069	$369,175	$3,333,688,244
Invesco Municipal Income Fund